Reflect Scientific, Inc.

1270 South 1380 West

Orem, Utah 84058

December 3, 2007

Jay Mumford, Esq.

Division of Corporation Finance

Mail Stop 6010

United Stated Securities and Exchange Commission

450 Fifty Street, N.W.

Washington, DC 20549

RE:          Reflect Scientific, Inc.

Registration Statement on Form SB-2

File No. 333-145737

Dear Mr. Mumford:

To assist the staff of the Commission in completing its review of the above referenced filing, the comments from your comment letter dated November 30, 2007, are quoted below and are followed in each case by the Company’s response thereto.  Unless otherwise indicated, the reference immediately preceding the Company’s response indicates the corrected or revised page where the response appears.  We are also forwarding via overnight delivery courtesy copies of this filing along with computer redlined copies.

Selling Security Holder, page 10

Comment 2

We note your response to prior comment 4.  Please tell us why the disclosure in response to our comment 6 from our letter dated September 24, 2007 does not correspond with your new disclosure.  For example, tell us why you have not included the interest payments as previously requested.

Response

The disclosure differs after the new CFO reviewed the documents and the prior payments and made allocations based on what is believed an accurate reflection of the transaction.  This includes showing interest payments which have been due and paid as separate from those in the future.  Also, the new CFO believed the prior calculations of interest were not correct and adjusted the interest accordingly.  Since the Company may make future interest payments with stock, provided the registration statement is effective, it was felt this payment should not be shown.  Additionally, the Company believes showing the interest payments as part of the cost of the offering is an inaccurate statement since this is an ongoing cost of borrowing funds and not associated with the out of pocket cost of raising the capital.  We have disclosed in multiple places the fact the Company is paying interest on the debenture.  However, we have added back in the first year’s interest payment in both charts to provide the additional disclosure requested by the Commission.  The charts now show:

Jay Mumford, Esq.

United States Securities and Exchange Commission

December 3, 2007

Based on the purchase of the Debentures and the cost associated with such sale, we received net proceeds on the Debenture sale of:

	Payments Made or to Be Made First Year	Proceeds to Company
Gross Proceeds		$2,500,000
Placement Agent Fees	$250,000
Prepaid Interest for first quarter(1)	75,000
Interest for Balance of First Year	225,000
Professional Fees (Attorney)	27,787
Total Fees First Year	$577,787	577,787
Net Proceeds to Company After One Year		$1,922,213

_________________________

(1)  At closing we pre-paid the first quarter of interest with such payments placed into an escrow account.  We may make future interest payments with shares of our common stock depending on our stock price and availability of capital.

Based on the price of our common stock on June 29, 2007, and the net proceeds received by Reflect Scientific, we estimate Selling Shareholders received:

Gross Proceeds			$ 2,500,000
Fees and Cost of Placement:
Placement Agent Fees	$ 250,000
Professional Fees (attorney)	27,787
Prepaid Interest (October 2007 Quarter)	75,000
Interest for Balance of First Year	225,000
Total Out of Pocket Cost of Placement		$ 577,787
Discount to Market on Shares Receivable on Note Conversion		$4,886,538
Out of Pocket Cost of Placement including Discount to Market			$ 5,464,325
Cost as a Percentage of Offering			219%
Cost as a Percentage of Offering over the term of Debenture			109.5%

Interest accrues and is due and payable quarterly at the rate of 12% per annum.  We have paid the October 2007 interest payment of $75,000.  The next interest payment is due on January 1, 2008.   We may elect to make future interest payments with shares of our common stock.

Comment 1

We note your response to prior comment 6.  We note your disclosure at the top of page 13 states that you had “prepaid interest for the first two quarters” yet your footnote states you only placed the first quarter of interest in an escrow account.  Please clarify.  Also, we note the disclosure in footnote (1) on page 13 that the selling shareholders may request that the interest payments be made in cash.  Given that the investors have to decide whether to take interest in the form of cash or shares, they have not yet made their investment decision with respect to the shares underlying the interest and it is therefore premature to register the related shares for resale.

Response

We have revised the disclosure to make it clear that the first quarter interest was, as required under the contracts, paid out of the escrow closed at closing of the private placement.  The Company may pay future interest payments with shares of stock provided the registration statement is effective.  The second quarter payment was also reserved at closing in case the registration statement is not effective.

The footnote is also modified to make it clear, as provided in the contract, the Company, and not the selling shareholder, determines if the interest will be paid in cash or shares, provided the registration is effective.  We do not believe there is any further investment decisions and as stated in our prior response we believe it is appropriate to register these shares.

If you have further questions or need further information, please telephone.

Sincerely,

Reflect Scientific, Inc.

/s/David Strate

David Strate, CFO